SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL
SHARE CAPITAL
NOTE 22. SHARE CAPITAL
The subscribed and paid-in capital is the following:

Share capital	December 31, 2025	December 31, 2024
Authorized shares	1,400,000,000	1,400,000,000
Subscribed and paid-in shares:
Common shares with a nominal value of COP 500 pesos	509,704,584	509,704,584
Preferred shares with dividend without voting rights with nominal value of COP 500 pesos	452,122,416	452,122,416
Total subscribed and paid-in shares	961,827,000	961,827,000
Subscribed and paid capital (nominal value, in millions of COP)	480,914	480,914
Dividends declared
The declaration, amount, and payment of dividends are based on the unconsolidated net income of Cibest S.A. Dividends must be approved by the Ordinary General Shareholders’ Meeting, following the recommendation of the Board of Directors and Management. Under the Colombian Commercial Code, after payment of income taxes and appropriation of legal and other reserves, and after setting off losses from prior fiscal years, Grupo Cibest S.A. must distribute to its stockholders at least 50% of its annual net income or 70% of its annual net income if the total amount of reserves exceeds its outstanding capital, unless such minimum percentages are waived by an affirmative vote of the holders of at least 78% of the shares present at the stockholders’ meeting. Such dividend distribution must be made to all stockholders, in cash or in issued stock of Grupo Cibest S.A., as may be determined by the stockholders, and within a year from the date of the annual general ordinary stockholders' meeting in which the dividend was declared.
Dividend payments must be made in cash on the dates defined by the Shareholders’ Meeting at its annual meeting and for all shareholders. If the payment is made in the Grupo Cibest S.A.’s own equity securities instead of cash, that must be approved by 80% of the outstanding common shareholders and 80% of the outstanding Preferred Shares and subscribed without voting rights.
The annual net profits of Grupo Cibest S.A. must be applied as follows: (i) first, an amount equal to 10% of net profits to a legal reserve until such reserve is equal to at least 50% of the paid-in capital; (ii) second, to the payment of the minimum dividend on the Preferred Shares and without voting rights; and (iii) third, as may be determined in the ordinary annual general ordinary stockholders' meeting, by the required majority in accordance with the law and the bylaws.

Dividends declared with respect to net income earned in:	Cash dividends per share (Stated in COP)
2025	–
2024(1)	4,524
2023	3,536
2022	3,536
2021	3,120
(1) During 2025, it includes an ordinary dividend of COP 3,900 and an extraordinary dividend of COP 624; see the Consolidated Statement of Changes in Equity.
Common Shares
The holders of Common Shares are entitled to vote on any matter subject to approval at an annual general ordinary stockholders' meeting. Within 15 calendar days prior to such meeting, such holders are entitled to inspect the books and records of the Company.
Also, the holders of Common Shares will receive a proportion of the profits subject to the provisions of law, statutes and established at general shareholders’ meeting. The dividend received by holders of Common Shares may not be higher than the dividend assigned to Preferred Shares and without voting rights.
Preferred Shares and without voting rights
Holders of Preferred Shares are entitled to receive dividends based on the net profits of the preceding fiscal year, after deducting losses affecting the capital and once the amount that shall be legally set apart for the legal reserve has been deducted, but before creating or accruing for any other reserve, of a non-cumulative minimum preferred dividend equal to one percent (1%) yearly of the subscription price of the Preferred Share, provided this dividend is higher than the dividend assigned to Common Shares. If this is not the case, the dividend shall be increased to an amount that is equal to the per share dividend on the Common Shares.
Payment of the preferred dividend shall be made at the time and in the manner established in the general shareholders’ meeting and with the priority indicated by Colombian law.
Any dividend in shares requires the approval of 80% or more of the shares present at a shareholders’ meeting, including at least 80% of the outstanding Preferred Shares. In the absence of such Preferred Shares holders, a stock dividend may be payable only to the holders of Common Shares that approve this payment.
Reserved Shares
Stocks that are available between maximum authorized shares and paid-in shares. Grupo Cibest S.A. has 438,173,000 shares held in reserve.
Repurchased Own Shares
On June 9, 2025, the General Shareholders’ Meeting approved a repurchase program for shares and ADRs. For more information, see Note 1 – Reporting Entity. During the period, the entity repurchased its own shares (common and preferred), which are presented as a deduction from equity in the Consolidated Statement of Financial Position, in accordance with IAS 32. These shares do not confer political or economic rights while held by the entity. For more information, see Note 23 – Appropriated Reserves and Consolidated Statement of Changes in Equity.

Concept	December 31, 2025	December 31, 2024
Subscribed and paid common shares	509,704,584	509,704,584
Repurchased common shares(1)	(601,452)	–
Total common shares outstanding	509,103,132	509,704,584
Subscribed and paid preferred shares	452,122,416	452,122,416
Repurchased preferred shares(2)	(8,010,884)	–
Total preferred shares outstanding	444,111,532	452,122,416
Total shares outstanding	953,214,664	961,827,000
(1) The total cost of the repurchased Common Shares is COP 34,706.
(2) The total cost of the repurchased Preferred Shares is COP 396,712.